8. STOCK OPTIONS AND WARRANTS (Details)	12 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 $ / shares	Sep. 30, 2021 CAD ($) shares
Weighted average contractual remaining life of options in years	2.64	2.64	3.39	3.39	3.11	3.11
Weighted average fair value of stock options granted | $		$ 0		$ 0.3		$ 0.5
Weighted average contractual remaining life of warrants in years	1.62	1.62	0.75	0.75	1.15	1.15
Weighted average contractual remaining life of finder's warrants in years	0	0	0.25	0.25	1.25	1.25
Stock options
Outstanding		2,174,000		914,000		782,000
Granted		0		1,260,000		401,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(168,000)		0		(269,000)
Outstanding		2,006,000		2,174,000		914,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		2,174,000		4,570,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		2,006,000		2,174,000		4,570,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.54		$ 0.59		$ 0.6
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0		0.5		0.7
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0		0		0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.5		0		0.79
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.54		0.54		0.59
Stock options | Expiry Date, March 14, 2023
Exercise price | $ / shares	0.5		0.5		0.5
Outstanding		168,000		168,000		168,000
Granted		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(168,000)		0		0
Outstanding		0		168,000		168,000
Stock options | Expiry Date, July 30, 2024
Exercise price | $ / shares	0.5		0.5		0.5
Outstanding		345,000		345,000		345,000
Granted		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0		0
Outstanding		345,000		345,000		345,000
Stock options | Expiry Date, October 15, 2025
Exercise price | $ / shares	0.7		0.7		0.7
Outstanding		401,000		401,000		0
Granted		0		0		401,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0		0
Outstanding		401,000		401,000		401,000
Stock options | Expiry Date, January 18, 2027
Exercise price | $ / shares	0.5		0.5
Outstanding		1,160,000		0
Granted		0		1,160,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		1,160,000		1,160,000		0
Stock options | Expiry Date, March 17, 2027
Exercise price | $ / shares	0.5		0.5
Outstanding		100,000		0
Granted		0		100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		100,000		100,000		0
Stock options | Expiry Date, April 26, 2021
Exercise price | $ / shares					1.25
Outstanding				0		20,000
Granted						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						(20,000)
Outstanding						0
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares					0.75
Outstanding				0		249,000
Granted						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						(249,000)
Outstanding						0
Warrants
Outstanding		5,587,037		6,857,037		7,558,000
Granted		87,860		1,000,000		767,037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(87,860)		0		(1,248,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(4,499,177)		(2,270,000)		(220,000)
Outstanding		1,087,860		5,587,037		6,857,037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	0.59		0.56		0.5
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.5		0.625		1
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0.25		0		0.5
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.38		0.5		0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.61		0.59		0.56
Warrants | Expiry Date, July 9, 2022
Exercise price | $ / shares			0.5		0.5
Outstanding		0		2,270,000		2,520,000
Granted				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0		(250,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				(2,270,000)		0
Outstanding				0		2,270,000
Warrants | Expiry Date, October 9, 2022
Exercise price | $ / shares	1		1		1
Outstanding		767,037		767,037		0
Granted		0		0		767,037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(767,037)		0		0
Outstanding		0		767,037		767,037
Warrants | Expiry Date, February 25, 2023
Exercise price | $ / shares			0.5		0.5
Outstanding		3,820,000		3,820,000		4,158,000
Granted				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0		(338,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				0		0
Outstanding				3,820,000		3,820,000
Warrants | Expiry Date, May 19, 2025
Exercise price | $ / shares	0.625		0.625
Outstanding		1,000,000		0
Granted		0		1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		1,000,000		1,000,000		0
Warrants | Expiry Date, December 24, 2020
Exercise price | $ / shares					0.5
Outstanding				0		880,000
Granted						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						(660,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						(220,000)
Outstanding						0
Finder's warrants
Outstanding		400,924		400,924		161,220
Granted		0		0		400,924
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		(11,220)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(400,924)		0		(150,000)
Outstanding		0		400,924		400,924
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	0.65		0.65		0.25
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0		0		0.65
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0		0		0.25
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.65		0		0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0		0.65		0.65
Finder's warrants | Expiry Date, October 9, 2022
Exercise price | $ / shares	0.675		0.675		0.675
Outstanding		267,807		267,807		0
Granted		0		0		267,807
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(267,807)		0		0
Outstanding		0		267,807		267,807
Finder's warrants | Expiry Date, June 14, 2023
Exercise price | $ / shares	$ 0.6		$ 0.6		0.6
Outstanding		133,117		133,117		0
Granted		0		0		133,117
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(133,117)		0		0
Outstanding		0		133,117		133,117
Finder's warrants | Expiry Date, February 25, 2021
Exercise price | $ / shares					$ 0.25
Outstanding				0		161,220
Granted						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						(11,220)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						(150,000)
Outstanding						0